Redeemable Non-Controlling Interests (Details) - Schedule of Movement of Redeemable Non-Controlling - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Redeemable Non-Controlling Interests [Abstract]
Balance at beginning of the period	$ 31,228,329
Contribution from redeemable non-controlling interests		29,467,667
Accretion to redemption value of redeemable non-controlling interests	1,986,936	539,610
Foreign exchange effect	(1,323,203)	314,052
Balance at end of the period	$ 31,892,062	$ 30,321,329